J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Multi Cap Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Value Plus Fund

(All Share Classes)

(a series of JPMorgan Trust I)

JPMorgan Large Cap Value Fund

(All Share Classes)

(series of JPMorgan Trust II)

(each a “Fund” and collectively the “Funds”)

Supplement dated August 2, 2012

to the Statement of Additional Information dated November 1, 2011, as supplemented

The information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the Funds is hereby deleted in its entirety and replaced with the following:

The following table shows information regarding all of the other accounts managed by each portfolio manager as of 6/30/11:

Portfolio Managers’ Other Accounts Managed

Non-Performance Based Fee Advisory Accounts

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Intrepid Multi Cap Fund
Dennis Ruhl*	13	2,511,515	6	623,639	6	579,444
Jason Alonzo	7	3,645,079	8	1,046,545	8	292,717
Garrett Fish**	0	0	3	1,110,000	0	0
Large Cap Value Fund
Aryeh Glatter	2	731,542	0	0	0	0
U.S. Equity Fund
Thomas Luddy	9	9,819,912	5	1,615,470	57	14,808,415
Susan Bao	9	9,819,912	5	1,615,470	57	14,808,415
Helge Skibeli	1	21,334	2	815,313	13	1,707,103
Giri Devulapally	1	1,894,258	0	0	0	0
Aryeh Glatter**	3	1,389,792	0	0	0	0
U.S. Large Cap Value Plus Fund
Aryeh Glatter	2	1,324,086	0	0	0	0

*	As of 12/31/11
**	As of 6/30/12

SUP-SAI-PM-812

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of 6/30/11:

Performance Based Fee Advisory Accounts

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Intrepid Multi Cap Fund
Dennis Ruhl*	0	0	0	0	0	0
Jason Alonzo	0	0	0	0	0	0
Garrett Fish**	0	0	0	0	0	0
Large Cap Value Fund
Aryeh Glatter	0	0	0	0	0	0
U.S. Equity Fund
Thomas Luddy	0	0	3	6,644,811	4	1,982,640
Susan Bao	0	0	3	6,644,811	4	1,982,640
Helge Skibeli	0	0	0	0	3	574,742
Giri Devulapally	0	0	0	0	0	0
Aryeh Glatter**	0	0	0	0	0	0
U.S. Large Cap Value Plus Fund
Aryeh Glatter	0	0	0	0	0	0

*	As of 12/31/11
**	As of 6/30/12

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager as of 6/30/11:

Portfolio Managers’ Ownership of Securities

Aggregate Dollar Range of Securities in the Fund

	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Intrepid Multi Cap Fund
Dennis Ruhl*				X
Jason Alonzo		X
Garrett Fish*			X
Large Cap Value Fund
Aryeh Glatter*			X
U.S. Equity Fund
Thomas Luddy						X
Susan Bao				X
Helge Skibeli					X
Giri Devulapally			X
Aryeh Glatter*	X
U.S. Large Cap Value Plus Fund
Aryeh Glatter*			X

*	As of 7/31/12

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE